Overview	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview

1. Overview

1.1. Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”) and subsidiaries (collectively “Ardmore” or “the Company”) provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at December 31, 2016 Ardmore had 27 vessels in operation. The average age of Ardmore’s operating fleet at December 31, 2016 was 4.3 years.

1.2. Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. On August 6, 2013, ASC completed its initial public offering (the “IPO”) of 10,000,000 shares of its common stock. Prior to the IPO, GA Holdings LLC, who was then ASC’s sole shareholder, exchanged its 100% interest in Ardmore Shipping LLC (“ASLLC”) for 8,049,500 shares of ASC, and ASLLC became a wholly owned subsidiary of ASC. Immediately following the IPO, GA Holdings LLC held 44.6% of the outstanding common stock of ASC, with the remaining 55.4% held by public investors. In March 2014, ASC completed a follow-on public offering of 8,050,000 shares of its common stock. In November 2015, GA Holdings LLC sold 4,000,000 of its shares of ASC common stock in an underwritten public offering.
In June 2016, Ardmore completed a public offering of 7,500,000 shares of its common stock, of which GA Holdings LLC purchased 1,277,250 shares. As of December 31, 2016, GA Holdings LLC held 5,787,942 common shares, or 17.24% of the outstanding common stock of ASC, with the remaining 82.76% held by public investors.
As at December 31, 2016, ASC has 46 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet. Ardmore Shipping (Bermuda) Limited, a wholly-owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly-owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.

1.3. Vessels

2016 Deliveries

In June 2016, the Company agreed to acquire six vessels. All six vessels are 49,500 Dwt Eco-Design IMO 2/3 vessels constructed by STX Offshore and Shipbuilding Co. Ltd. in Korea. The vessels delivered to Ardmore on the following dates:

Ardmore Endurance	August 31, 2016
Ardmore Explorer	September 7, 2016
Ardmore Engineer	September 12, 2016
Ardmore Encounter	September 29, 2016
Ardmore Exporter	September 30, 2016
Ardmore Enterprise	November 2, 2016
All vessels commenced employment in the spot market following delivery to Ardmore.
Ardmore’s fleet as of December 31, 2016, comprises the following:

Vessel Name	Type	Dwt Tonnes	IMO	Built	Country	Flag	Specification
Ardmore Sevaliant	Product/Chemical	49,998	2/3	Feb-13	Korea	MI	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	Korea	MI	Eco-design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	Korea	MI	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	Korea	MI	Eco-design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	Korea	MI	Eco-design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	Korea	MI	Eco-design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	Korea	MI	Eco-design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	Korea	MI	Eco-design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	Korea	MI	Eco-design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	Korea	MI	Eco-design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	Korea	MI	Eco-design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	Korea	MI	Eco-design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	Korea	MI	Eco-design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	Korea	MI	Eco-design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	Korea	MI	Eco-design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product/Chemical	45,726	3	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	Korea	MI	Eco-design
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	Korea	MI	Eco-design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	MI	Eco-design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	MI	Eco-design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	MI	Eco-design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	MI	Eco-design
Total	27	1,202,568